Stock-based Compensation (Details) - Schedule of Stock Options Activity - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023
Schedule of Stock Options Activity [Abstract]
Stock Options, Outstanding Beginning Balance	36,124,000
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 0.2
Weighted Average Remaining Contractual Life, Outstanding Beginning Balance	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 6,831
Stock Options, Options granted	2,511,000
Weighted Average Exercise Price, Options granted	$ 0.44
Stock Options, Options forfeited	(163,334)
Weighted Average Exercise Price, Options forfeited	$ 0.35
Stock Options, Options exercised	(220,000)
Weighted Average Exercise Price, Options exercised	$ 0.17
Stock Options, Options cancelled	(210,000)
Weighted Average Exercise Price, Options cancelled	$ 0.19
Stock Options, Outstanding ending Balance	38,041,666
Weighted Average Exercise Price, Outstanding ending Balance	$ 0.21
Weighted Average Remaining Contractual Life, Outstanding ending Balance	7 years
Aggregate Intrinsic Value, Outstanding ending Balance	$ 12,426
Stock Options, Options vested and exercisable	30,265,209
Weighted Average Exercise Price, Options vested and exercisable	$ 0.17
Weighted Average Remaining Contractual Life, Options vested and exercisable	6 years 7 months 6 days
Aggregate Intrinsic Value, Options vested and exercisable	$ 11,244